Note 7. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2012	2011
Current:
Federal	$221,000	$—
State	39,000	—
Total Current	260,000	—
Deferred:
Federal	(8,000)	105,000
State	(1,000)	19,000
Total Deferred	(9,000)	124,000
Valuation Allowance	—	(102,200)
Total provision (benefit) for income taxes	$251,000	$21,800

Schedule of Effective Income Tax Rate Reconciliation
	2012		2011
Federal statutory tax rate	34.0%		34.0%
State tax rate	6.0%		6.0%
Permanent difference	5.6%		7.1%
Other	(0.5	) %	0.4%
	45.1%		47.5%
Change in valuation allowance	-		(39.1%)
Total	45.1%		(8.4%)

Schedule of Deferred Tax Assets and Liabilities
	2012	2011
Current:
Net operating loss carryforward	$—	$2,000
Deferred revenue	45,000	71,000
Allowance for doubtful accounts	47,000	50,000
Charitable contributions	—	4,000
Accrued litigation expenses	—	52,000
Stock Options	(28,000)	—
Prepaid Expenses	(15,000)	(44,000
Total current deferred income tax assets	49,000	135,000

Noncurrent:
Stock options	135,000	29,000
Basis difference in intangible assets	46,000	56,000
Basis difference in fixed assets	(22,000)	(21,000)
Total noncurrent deferred income tax assets	159,000	64,000

Total net deferred income tax assets	$208,000	$199,000